Risk Management and Hedging Activities - Schedule of Net Long or Short Positions Expected to be Realized (Detail)	12 Months Ended
	Dec. 31, 2016 MMBTU bbl	Dec. 31, 2015 MMBTU bbl
Crude Oil
Net (Short) Position, Volume [Abstract]
Net (Short) Position (Bbls), Year One | bbl	(1,470,000)	(1,566,672)
Net (Short) Position (Bbls), Year Two | bbl	(251,000)	(237,000)
Net (Short) Position (Bbls), Year Three | bbl	(40,000)	0
Net (Short) Position (Bbls), Year Four | bbl	(50,000)
Natural Gas
Derivative [Line Items]
Net Long (Short) Position (MMBtu), Year One | MMBTU	(44,981,850)	(25,059,414)
Net Long (Short) Position (MMBtu), Year Two | MMBTU	0	(7,387,500)
Net Long (Short) Position (MMBtu), Year Three | MMBTU	0	0
Net Long (Short) Position (MMBtu), Year Four | MMBTU	0
Natural Gas Liquids
Net (Short) Position, Volume [Abstract]
Net (Short) Position (Bbls), Year One | bbl	(22,225,821)	(23,575,094)
Net (Short) Position (Bbls), Year Two | bbl	144,805	(2,082,157)
Net (Short) Position (Bbls), Year Three | bbl	(2,203)	120,000
Net (Short) Position (Bbls), Year Four | bbl	240,000
Natural Gas Basis Swaps
Derivative [Line Items]
Net Long (Short) Position (MMBtu), Year One | MMBTU	6,510,000	2,207,500
Net Long (Short) Position (MMBtu), Year Two | MMBTU	912,500	4,050,000
Net Long (Short) Position (MMBtu), Year Three | MMBTU	0	0
Net Long (Short) Position (MMBtu), Year Four | MMBTU	0